Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	8 Months Ended
	Sep. 11, 2019	Dec. 31, 2019
CMA CGM Amazon Settlement
Loss Contingency, Settlement Agreement, Terms	Under the terms of the agreement, the subsidiary pled guilty to oil record book violations with respect to the M/V CMA CGM Amazon. The subsidiary shall pay a fine of up to $500 and was placed on probation for 30 months.
Loss Related To Settlement Agreement	$ 500
Purchase of exhaust gas cleaning systems and ballast water treatment systems
Other Commitment Due In Next Twelve Months		$ 2,774